Taxes on Income (Schedule of Composition of Income Tax Benefit (Taxes on Income)) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Current tax income (expense)
Current year	€ (494)	€ (252)		€ (375)
Previous years	1,044	(67)		796
Total current tax income (expense)	550	(319)		421
Deferred tax income
Creation and reversal of temporary differences	(922)	(250)		1,318
Tax benefit (taxes on income)	€ (372)	€ (569)	[1]	€ 1,739	[1]

[1]	Please refer to note 2C for functional and presentation currency.